Stock Based Compensation - Schedule of the Company's Outstanding PSUs (Detail) PSU in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) PSU	Dec. 31, 2018 USD ($) PSU
Disclosure Of Other Equity Instruments - Performance Share Units [abstract]
Beginning balance | PSU	655,727	656,599
Beginning balance | $	$ 10,756	$ 1,430
Granted | PSU	191,410	220,260
Accrual related to the fair value of the PSUs outstanding | PSU	0
Foreign exchange adjustment | PSU	0
Paid | PSU	(229,050)	(218,615)
Forfeited | PSU	(13,395)	(2,517)
Ending balance | PSU	604,692	655,727
Granted | $	$ 0
Accrual related to the fair value of the PSUs outstanding | $	17,174	$ 9,517
Foreign exchange adjustment | $	479	(185)
Paid | $	(9,325)
Forfeited | $	(15)	(6)
Ending balance | $	$ 19,069	$ 10,756